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                        SUPPLEMENT TO THE PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                    WARBURG PINCUS INTERNATIONAL GROWTH FUND
               WARBURG PINCUS STRATEGIC GLOBAL FIXED INCOME FUND
                      WARBURG PINCUS U.S. CORE EQUITY FUND
                   WARBURG PINCUS U.S. CORE FIXED INCOME FUND

The following replaces certain information contained in the funds' Prospectus and Statement of Additional Information.

Each fund's Board of Directors recently voted to change each fund's name as follows:

                                    OLD NAME
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Warburg, Pincus International Growth Fund, Inc.

Warburg, Pincus Strategic Global Fixed Income Fund, Inc.

Warburg, Pincus U.S. Core Equity Fund, Inc.

Warburg, Pincus U.S. Core Fixed Income Fund, Inc.
                                    NEW NAME
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Credit Suisse Institutional International Growth Fund, Inc.

Credit Suisse Institutional Strategic Global Fixed Income Fund, Inc.

Credit Suisse Institutional U.S. Core Equity Fund, Inc.

Credit Suisse Institutional U.S. Core Fixed Income Fund, Inc.

You can now see each fund's performance in the financial press conveniently under the heading "Credit Suisse Inst."

Dated: May 25, 2000                                                CSISB-16-0500